                                                                                                            January 3, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Advantage Funds, Inc.

-        DREYFUS GLOBAL ABSOLUTE RETURN FUND

-        DREYFUS GLOBAL DYNAMIC BOND FUND

-        DREYFUS GLOBAL REAL RETURN FUND

-        DREYFUS TOTAL EMERGING MARKETS FUND

-        DREYFUS TOTAL RETURN ADVANTAGE FUND

-        GLOBAL ALPHA FUND

                        File No. 811-7123

Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for the Fund for the period ended October 31, 2012, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

                                                                                                Very truly yours,

                                                                                                  /s/Loretta Johnston

                                                                                                  Loretta Johnston
                                                                                                  Senior Paralegal

LJ\

Enclosures